QUARTERLY FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Jan. 02, 2021
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Quarterly financial information

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2020
Net sales	$1,723.0	$1,528.5	$1,729.1	$1,990.9
Gross profit	485.1	382.9	484.2	571.1
Net income	134.2	79.7	150.5	191.5
Net income per common share	1.61	.96	1.80	2.30
Net income per common share, assuming dilution	1.60	.95	1.79	2.28

2019
Net sales	$1,740.1	$1,795.7	$1,761.4	$1,772.9
Gross profit	465.4	482.3	471.7	484.7
Net income (loss) (1)	(146.9)	143.4	144.6	162.5
Net income (loss) per common share	(1.74)	1.70	1.72	1.95
Net income (loss) per common share, assuming dilution	(1.74)	1.69	1.71	1.92

(1)	In the first quarter of 2019, we recognized final settlement charges associated with the termination of the ADPP. Refer to Note 6, “Pension and Other Postretirement Benefits,” for more information.

Summary of other expense (income), net, by type

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2020
Restructuring charges:
Severance and related costs	$2.4	$37.5	$6.5	$2.7
Asset impairment charges	–	1.8	4.4	–
Other items:
Loss (gain) on investments	–	–	1.5	(6.9)
Transaction and related costs	2.5	.7	–	1.0
Gain on sale of assets	–	–	–	(.5)

Other expense (income), net	$4.9	$40.0	$12.4	$(3.7)

2019
Restructuring charges:
Severance and related costs	$10.4	$6.1	$3.3	$25.5
Asset impairment charges and lease cancellation costs	.3	1.4	–	3.4
Other items:
Legal settlement	–	–	3.4	–
Transaction costs	–	–	–	2.6
Net gain on sales of assets	(3.2)	–	–	–

Other expense (income), net	$7.5	$7.5	$6.7	$31.5